Investments Held at Fair Value	12 Months Ended
Dec. 31, 2025
Investments held at fair value [Abstract]
Investments Held at Fair Value

5.	Investments Held at Fair Value
Investments held at fair value include both unlisted and listed securities held by the Group. These investments, which include interests in Seaport, Vedanta and Sonde along with other insignificant investments as of December 31, 2025, are initially measured at fair value, and are subsequently re-measured at fair value at each reporting date with changes in fair value recorded through profit and loss. See Note 19. Financial Instruments for information regarding the valuation of these instruments. Activities related to such investments during the periods are shown below:

	Balance under IFRS 9	Equity method loss recorded against LTI	Carrying Amount
Investments held at fair value	$	$	$
Balance as of January 1, 2024	317,841		317,841
Sale of Karuna shares	(292,672)		(292,672)
Investment in Seaport preferred shares - Seaport deconsolidation	179,248		179,248
Sale of Akili shares	(5,437)		(5,437)
Gain realized on sale of Karuna shares	151		151
Gain/(loss) – changes in fair value through profit and loss	(2,398)		(2,398)
Equity method losses recorded against LTI, net		(5,307)	(5,307)
Balance as of December 31, 2024	196,733	(5,307)	191,426
Sale of Vor Shares	(2,753)		(2,753)
Gain realized on sale of Vor shares	375		375
Investment in Vedanta preferred shares	888		888
Conversion of Vedanta note to preferred shares	2,836		2,836
Gain/(loss) – changes in fair value through profit and loss	38,485		38,485
Equity method losses recorded against LTI, net		(13,831)	(13,831)
Balance as of December 31, 2025	236,564	(19,138)	217,426
Seaport
On October 18, 2024, Seaport Therapeutics, Inc. ("Seaport") completed a Series B preferred share financing, which resulted in the
Group’s voting interest being below 50% and the Group losing control over Seaport Board of Directors. Consequently, the Group no longer had the power to direct the relevant Seaport activities. As a result, Seaport was deconsolidated on this date and its results of operations are included in the Consolidated Financial Statements through the date of deconsolidation. See Note 8. Gain/(loss) on
Deconsolidation of Subsidiary. Following deconsolidation, the Group still has significant influence in Seaport through its voting interest in Seaport and its remaining representation on Seaport's Board of Directors. Upon deconsolidation, the Group owns
950,000 of common stock, 40,000,000 of Series A-1 preferred stock, 8,421,052 of Series A-2 preferred stock, and 3,031,578 of Series B preferred stock. The common shares are subject to IAS 28 Investments in Associates and Joint Ventures due to the significant influence the Group retained and are accounted for under the equity method. See Note 6. Investments in Associates. The Group's preferred shares do not provide their shareholders with access to returns associated with a residual equity interest and as such, are accounted for under IFRS 9 as investments held at fair value with changes in fair value recorded in profit and loss. Under IFRS 9, the preferred share investments are categorized as debt instruments that are presented at fair value through profit and loss because the amounts receivable do not represent solely payments of principal and interest. As of December 31, 2025 and 2024, these preferred shares had a fair value of $236,003 and $177,288, respectively.
The fair value of the preferred shares is determined by management using a valuation model that utilizes both the market backsolve and probability-weighted expected return methods. The valuation of the investment is categorized as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs, which have a significant effect on the valuation. The significant assumptions in the valuation include the estimated equity value of Seaport and the probability of Seaport entering into an initial public offering. See Note 19. Financial Instruments for valuation of these preferred shares.
During the year ended December 31, 2025 and 2024, the Group recognized a gain of $58,715 and a loss of $1,960 for the changes in the fair value of the investment in Seaport that was included in gain/(loss) on investments held at fair value within the Consolidated
Statement of Comprehensive Income/(Loss). For the year ended December 31, 2025, the increase in fair value of $58,715 was reduced by $19,138, which represented the excess equity method losses from the Group's investment in Seaport common stock.
The recognition of the $19,138 loss against the investment in Seaport's Preferred A-1, A-2 and B shares occurred because the
Group’s share of equity method losses from applying the equity method of accounting to its investment in Seaport’s common shares was greater than its equity method investment balance and because the Group’s investment in Seaport’s Preferred A-1, A-2 and B shares represents a long-term interest ("LTI"). The $19,138 loss was included in share of net income/(loss) of associates accounted for using the equity method within the Consolidated Statement of Comprehensive Income/(Loss) as it represented a portion of the
Group’s share of equity method losses from applying the equity method of accounting.

5.	Investments Held at Fair Value continued
Vedanta
2023
On March 1, 2023, Vedanta issued convertible debt to a syndicate of investors. The Group did not participate in this round of financing. As part of the issuance of the debt, the convertible debt holders were granted representation on Vedanta's Board of
Directors and the Group lost control over the Vedanta Board of Directors and the power to direct the relevant Vedanta activities.
Consequently, Vedanta was deconsolidated on March 1, 2023 and its results of operations were included in the Consolidated
Financial Statements through the date of deconsolidation. See Note 8. Gain/(loss) on Deconsolidation of Subsidiary.
Following Vedanta's deconsolidation, the Group had significant influence over Vedanta through its voting interest in Vedanta and its remaining representation on Vedanta's Board of Directors.
2025
On August 5, 2025, Vedanta completed a recapitalization of its capital structure. Vedanta issued new Series A convertible preferred shares to investors. The Group invested $888 in exchange for 1,477,692 shares of Series A convertible preferred stock. In addition, as part of the recapitalization, the Group’s secured convertible promissory note in the principal amount of $5,000 was converted into
10,129,586 shares of Vedanta Series A-1 convertible preferred shares and the Group’s existing investment in Vedanta’s convertible preferred shares was converted into 577,851 shares of Vedanta common stock. Following Vedanta's recapitalization, the Group's ownership interest was reduced to 5.1% and, thus, the Group no longer has significant influence over Vedanta's relevant activities.
The Group's investments in Vedanta convertible preferred shares prior to or after the 2025 recapitalization do not provide it with access to returns associated with a residual equity interest, and, as such, are accounted for under IFRS 9 as investments held at fair value with changes in fair value recorded in profit and loss. Under IFRS 9, the preferred share investments are categorized as debt instruments that are presented at fair value through profit and loss because the amounts receivable do not represent solely payments of principal and interest. The Group's investments in Vedanta common stock is accounted for at fair value under IFRS 9 as investments held at fair value with changes in fair value recorded in profit and loss.
During the years ended December 31, 2025, 2024 and 2023, the Group recognized losses of $14,335, $2,990, and $6,303, respectively, for the changes in the fair value of the investment in Vedanta that were included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). The fair value of the Group’s investment in Vedanta was $553 and $11,163 as of December 31, 2025 and 2024, respectively.
Sonde
On May 25, 2022, Sonde completed a Series B preferred share financing, which resulted in the Group losing control over Sonde and the deconsolidation of Sonde.
Following deconsolidation, the Group still has significant influence in Sonde through its 48.2% voting interest in Sonde and its remaining representation on Sonde's Board of Directors. The Group holds Preferred A-1, A-2 and B shares. The Preferred A-1 shares have the same terms as common stock and provide their shareholders with access to returns associated with a residual equity ownership in Sonde. Consequently, the investment in Preferred A-1 shares is accounted for under the equity method. See Note 6.
Investments in Associates. The convertible Preferred A-2 and B shares do not provide their shareholders with access to returns associated with a residual equity interest and as such, are accounted for under IFRS 9 as investments held at fair value with changes in fair value recorded in profit and loss. Under IFRS 9, the A-2 and B preferred share investments are categorized as debt instruments that are presented at fair value through profit and loss because the amounts receivable do not represent solely payments of principal and interest.
The Group’s investment in Sonde’s Preferred A-2 and B shares represents a LTI. When the Group’s share of equity method losses from applying the equity method of accounting to its investment in Sonde’s Preferred A-1 shares is greater than its equity method investment balance, the additional loss is applied to the LTI. In accordance with IAS 28, IFRS 9 should be applied independently ignoring any prior equity method loss absorption. The prior year excess equity method losses absorbed by the LTI should be reversed if the LTI's fair value decreases.
During the year ended December 31, 2023, the Group recognized a loss of $994 for the changes in the fair value of the investment in
Sonde that was included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive
Income/(Loss).
As of December 31, 2024, the fair value of the Group’s investment in Sonde Preferred A-2 and B shares was $5,307 prior to applying the excess equity method losses from the investment in Sonde Preferred A-1 shares. After the excess equity method losses were applied, the balance of the investment in Sonde Preferred A-2 and B shares was $0. During the year ended December 31, 2024, the
Group recognized a loss of $5,102 for the changes in the fair value of its investment in Sonde's Preferred A-2 and B shares that was included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). In
addition, the Group also recognized a loss of $5,307 on its investment in Sonde’s Preferred A-2 and B shares because the Group’s share of equity method losses was greater than its equity method investment balance. The additional loss was included in share of net income/(loss) of associates accounted for using the equity method within the Consolidated Statement of Comprehensive
Income/(Loss).

5.	Investments Held at Fair Value continued
As of December 31, 2025, the fair value of the Group's investment in Sonde Preferred A-2 and B shares was $0, a fair value reduction of
$5,307 from December 31, 2024. Due to the decrease in the fair value of Sonde’s Preferred A-2 and B shares under IFRS 9, during the year ended December 31, 2025, the Group recognized the decrease in fair value within gain/(loss) on investments held at fair value in the
Consolidated Statement of Comprehensive Income/(Loss) and reversed $5,307 of equity method loss that had reduced the fair value of
Sonde’s Preferred A-2 and B shares in the prior year. The reversal of $5,307 was included in the Group’s share of net income/(loss) of associates accounted for using the equity method within the Consolidated Statement of Comprehensive Income/(Loss).
Vor
Vor was deconsolidated in February 2019 after its initial public offering.
As of December 31, 2024, the Group held 2,671,800 shares of Vor common stock with fair value of $2,966. On June 26, 2025, the
Group sold its remaining shares of Vor common stock at $1.03 per share for aggregate proceeds of $2,753 before income tax. As a result of this transaction, the Group recognized a gain of $375 which was included in realized gain/(loss) on sale of investments within the Consolidated Statement of Comprehensive Income/(Loss). Therefore, the Group no longer holds any ownership interest in Vor.
During the years ended December 31, 2025, 2024 and 2023, the Group recognized losses of $588, $3,046, and $11,756, respectively, for the changes in the fair value of the investment that were included in gain/(loss) on investments held at fair value within the
Consolidated Statement of Comprehensive Income/(Loss).
Karuna
Karuna was deconsolidated in March 2019. During 2019, Karuna completed its initial public offering and the Group lost its significant influence in Karuna. The shares held in Karuna were accounted for as an investment held at fair value under IFRS 9.
2023
During the twelve months ended December 31, 2023, the Group sold 167,579 shares of Karuna common stock with aggregate proceeds of $33,309, net of transaction fees. As of December 31, 2023, the Group held 886,885 shares, or 2.3%, of the total outstanding Karuna common stock with a fair value of $280,708.
2024
In March 2024, Karuna common shares were acquired by Bristol Myers Squibb for $330 per share in accordance with the terms of a definitive merger agreement signed in December 2023. As a result of this transaction, the Group received total proceeds of
$292,672 before income tax in exchange for its holding of 886,885 shares of Karuna common stock. As a result, the Group no longer holds any ownership interest in Karuna.
During the years ended December 31, 2024 and 2023, the Group recognized gains of $11,813 and $107,079, respectively, for the changes in the fair value of the Karuna investment that were included in gain/(loss) on investments held at fair value within the
Consolidated Statement of Comprehensive Income/(Loss).
Akili
Akili was deconsolidated in 2018. At the time of deconsolidation, the Group did not hold common shares in Akili and the preferred shares it held did not have equity-like features. Therefore, the preferred shares held by the Group fell under the guidance of IFRS 9 and were treated as a financial asset held at fair value and changes to the fair value of the preferred shares were recorded through the Consolidated Statement of Comprehensive Income/(Loss), in accordance with IFRS 9.
On July 2, 2024, Akili was acquired by Virtual Therapeutics, and the Group received total proceeds of $5,437 before income taxes in exchange for its holding of 12,527,476 shares of Akili common stock. As a result, the Group no longer holds any ownership interest in Akili.
During the years ended December 31, 2024 and 2023, the Group recognized losses of $985, and $8,681, respectively, for the changes in the fair value of the investment in Akili that were included in gain/(loss) on investments held at fair value within the
Consolidated Statement of Comprehensive Income/(Loss).
Gelesis
Gelesis was deconsolidated in July 2019. On January 13, 2022, Gelesis completed its business combination with Capstar Special
Purpose Acquisition Corp ("Capstar"). Gelesis became a wholly-owned subsidiary of Capstar and Capstar changed its name to Gelesis
Holdings, Inc., which began trading on the New York Stock Exchange under the ticker symbol "GLS" on January 14, 2022. As the
Group had significant influence over Gelesis, the investment in Gelesis common shares was accounted for under the equity method.
Please refer to Note 6. Investments in Associates for information regarding the Group's investment in Gelesis as an associate.
In February and May 2023, as part of Gelesis' issuance of senior secured promissory notes to the Group, Gelesis also issued to the
Group (i) warrants to purchase 23,688,047 shares of Gelesis common stock with an exercise price of $0.2744 per share  (ii) warrants to purchase 192,307,692 shares of Gelesis common stock with an exercise price of $0.0182 per share and (iii) warrants to purchase
43,133,803 shares of Gelesis common stock with an exercise price of $0.0142 per share. These warrants expire five years after issuance and are collectively referred to as the Gelesis 2023 Warrants.
The Gelesis 2023 Warrants were recorded at their initial fair value of $1,121 and then subsequently re-measured to fair value with changes in fair value recorded through profit and loss.
As Gelesis ceased operations in October 2023, the fair value of the Gelesis 2023 Warrants was written down to $0 as of December
31, 2023. During the year ended December 31, 2023, the Group recognized a loss of $1,264 related to the change in the fair value of these warrants that was included in gain/(loss) on investments held at fair value within the Consolidated Statement of
Comprehensive Income/(Loss).